Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
Schedule of Expense Recognized in Financial Statements	The share-based compensation expense that was recognized for services received from employees and members of the Company’s Board of Directors is presented in the following table:
	For the Year Ended December 31
	2023	2022	2021
	U.S. Dollar in thousands
Cost of revenues	$249	$308	$69
Research and development	167	204	79
Selling and marketing	238	254	34
General and administrative	660	372	347
Total share-based compensation	$1,314	$1,138	$529

Schedule of Weighted Average Exercise Prices of Share	The following table lists the number of share options, the weighted average exercise prices of share options and changes in share options grants during the year:
	2023		2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	3,247,814	19.91	1,504,678	20.38	1,660,958	20.38
Granted	343,647	18.60	2,076,800	19.27	-	-
Exercised	(42,175)	19.04	(8,325)	16.47	(28,672)	16.93
Forfeited	(279,305)	19.57	(325,339)	19.14	(127,608)	20.29

Outstanding at end of year	3,269,981	18.82	3,247,814	19.91	1,504,678	20.65
Exercisable at end of year	1,469,084	19.83	1,049,329	20.38	1,067,363	19.78
The weighted average remaining contractual life for the share options		4.01		4.67		3.33

Schedule of RSUs and Changes in RSUs	The following table lists the number of RSUs and changes in RSUs grants during the year:
	Number of RSs
	2023	2022	2021

Outstanding at beginning of year	14,705	49,561	104,519
Granted	-	-	-
End of restriction period	(12,444)	(31,608)	(52,538)
Forfeited	(386)	(3,248)	(2,420)

Outstanding at end of year	1,875	14,705	49,561
The weighted average remaining contractual life for the restricted share units	0.25	0.96	3.40

Schedule of Inputs to Binomial Model Used for Fair Value Measurement	The following table lists the inputs to the binomial model used for the fair value measurement of equity-settled share options for the above plan.
	2023	2022	2021(1)
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	26-38	23-40	-
Risk-free interest rate (%)	3.76-4.70	0.4-3.55	-
Contractual term of up to (years)	6.5	6.5	-
Exercise multiple	2	2	-
Weighted average share prices (NIS)	16.10-19.46	13.6-18.41	-
Expected average forfeiture rate (%)	0-8.5	0-8.5	-
	2023	2022	2021(1)
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	34-47	27-47	-
Risk-free interest rate (%)	3.76-5.03	0.91-3.54	-
Contractual term of up to (years)	6.5	6.5	-
Exercise multiple	-	-	-
Weighted average share prices (NIS)	4.22-5.55	4.8-5.37	-
Expected average forfeiture rate (%)	5.5-8.5	1.9-8.5	-